Borrowings - Details of Borrowings with Original Maturity over One Year (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021
Medium-term notes - Fixed interest rates at 2.44%~3.28% [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.44%	2.44%
Medium-term notes - Fixed interest rates at 2.44%~3.28% [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.28%	3.28%
Floating interest rates at 65%~70% of benchmark interest rate (stipulated by PBOC) as at December 31, 2022 [member] | USD [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	65.00%
Floating interest rates at 65%~70% of benchmark interest rate (stipulated by PBOC) as at December 31, 2022 [member] | USD [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	70.00%
Corporate bond - Fixed interest rate at 2.95% [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.95%	2.95%
Fixed interest rates at 1.20%~3.30% per annum as at December 31, 2022 [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.20%	1.20%
Fixed interest rates at 1.20%~3.30% per annum as at December 31, 2022 [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.30%	3.30%